Stockholders' Equity (Details) - Schedule of Share Option and Restricted Stock Unit Activity Under Its Plans - Previously Reported [Member] - $ / shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Options, Granted		1,881	2,143
Weighted- Average Exercise Price per Share, Granted (in Dollars per share)		$ 103.28	$ 183.84
Number of Options, Released
Weighted- Average Exercise Price per Share, Released (in Dollars per share)
Number of Options, Canceled		(356)
Weighted- Average Exercise Price per Share, Canceled (in Dollars per share)		$ 318.96
Number of Options, Exercisable at December 31, 2023		8,829
Weighted- Average Exercise Price per Share, Exercisable at December 31, 2023 (in Dollars per share)		$ 389.28
Weighted- Average Remaining Contractual Term, Exercisable at December 31, 2023		6 years 10 months 9 days
Number of Shares Subject to Outstanding Stock Options, balance	9,093	12,761	11,236
Weighted Average Exercise Price per Share, balance (in Dollars per share)	$ 425.44	$ 340.32	$ 379.36
Weighted- Average Remaining Contractual Term, balance	7 years 1 month 13 days	7 years 4 months 28 days	8 years 1 month 6 days
Restricted Stock Units [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of RSUs, Granted		938	16,483
Weighted Average Grant Date Fair Value per Share, Granted (in Dollars per share)		$ 23.28	$ 634.32
Number of RSUs, Released		(7,650)
Weighted Average Grant Date Fair Value per Share, Released (in Dollars per share)		$ 656.32
Number of RSUs, Canceled		(156)
Weighted Average Grant Date Fair Value per Share, Canceled (in Dollars per share)		$ 708.8
Number of Outstanding Restricted Stock Units, balance		9,615	16,483
Weighted Average Grant Date Fair Value per Share, balance (in Dollars per share)		$ 556	$ 634.32